Summary of Significant Accounting Policies (Details Narrative) (10-K) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Estimated useful life of property and equipment	5 years
Research and development costs	₩ 51,766	₩ 33,464